Equity Method Investments - BG Joint Venture - Additional Information (Detail)		6 Months Ended		12 Months Ended
	Jun. 27, 2014 Vessel m³	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Drawings from long-term debt facility		$ 233,175,000	$ 209,215,000
BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Drawings from long-term debt facility		73,400,000		$ 53,700,000
Debt facility used to finance a portion of estimated fully built-up cost		787,000,000
Capital contributions received from joint venture partners		$ 5,400,000
Partnership's proportionate share				$ 3,800,000
BG Joint Venture [Member] | 30% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Ownership Percentage	30.00%
BG Joint Venture [Member] | 20% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Ownership Percentage	20.00%
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	4	4
Volume of vessels | m³	174,000
Operating lease arrangement period, lessor		20 years